PROPERTY & EQUIPMENT (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment		$ 30,300
Less: accumulated depreciation
Property and equipment, net		$ 30,300